Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-12-31	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2025
Erroneous Compensation Analysis

In accordance with Rule 10D-1 under the Exchange Act and the listing standards of the NYSE American, we have adopted an incentive compensation clawback policy that requires the recovery of erroneously awarded incentive-based compensation from current and former executive officers in the event of an accounting restatement. The policy applies to incentive-based compensation received by covered officers during the three completed fiscal years immediately preceding the date on which we are required to prepare a restatement and covers compensation that is in excess of what would have been paid under the restated financial statements. A copy of the clawback policy is filed as an exhibit to our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.